Guarantees, Commitments,And Contingencies - Summary of Companys purchase obligations of future period (Detail) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of Companys purchase obligations of future period [Abstract]
2023	$ 775,339
2024	19,306
2025	$ 1,005